CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Convertible Notes Payable Tables
Schedule of convertible notes payable
Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount

7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
3/11/16	3/11/17	335,000	8%	120,233	214,767
7/13/2016	7/13/2017	55,125	10%	38,648	16,477
7/14/2016	4/14/2017	53,500	12%	32,217	21,283
8/1/2016	8/1/2017	50,000	10%	37,534	12,466
8/04/16	8/04/2017	50,000	8%	37,945	12,055
8/04/16	8/04/2017	83,333	9%	63,242	20,091
8/05/16	5/04/17	52,500	10%	39,987	12,513
8/15/2016	8/15/2017	50,000	10%	39,452	10,548
8/26/2016	5/26/2017	61,250	8%	46,443	14,807
Total Loans		$830,708		$455,701	$375,007
Less deferred charges					(110,833)
Net Carrying Value					$264,174

Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
1/22/16	1/22/2017	40,500	12%	19,312	21,188
3/11/16	3/11/17	335,000	8%	204,671	130,329
7/13/2016	7/13/2017	55,125	10%	52,427	2,698
7/14/2016	4/14/2017	53,500	12%	50,180	3,320
Total Loans		$524,125		$326,590	$197,535
Less deferred charges					(123,586)
Net Carrying Value					$73,949